Software, Net (Details) - Software and Software Development Costs [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Software, Net (Details) [Line Items]
Amortization expense	₨ 28	$ 0.3	₨ 37	₨ 52
Estimated amortization expense, 2024	4
Estimated amortization expense, 2023	₨ 3